Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund
PGIM Global Total Return (USD Hedged) Fund
Prudential Investment Portfolios 9
PGIM International Bond Fund
Prudential Investment Portfolios 3
PGIM Global Dynamic Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated July 14, 2022
to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

Effective immediately, Mr. Gregory Peters is added as portfolio manager to each Fund.

To reflect this change, each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (SAI) are hereby revised as follows effective immediately:

1. The table in the section of each Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby revised by adding the information set forth below with respect to Mr. Peters:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Fixed Income	Gregory Peters	Managing Director and Co-Chief Investment Officer – PGIM Fixed Income	July 2022

2. The section of each Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers”, is hereby revised by adding the following professional biography for Mr. Peters:

Gregory Peters is a Managing Director and Co-Chief Investment Officer of PGIM Fixed Income. Mr. Peters is also a senior portfolio manager for Core, Long Government/Credit, Core Plus, Absolute Return, Global, and other multi-sector Fixed Income strategies. Prior to joining the Firm in 2014, Mr. Peters was Morgan Stanley's Global Director of Fixed Income & Economic Research and Chief Global Cross Asset Strategist, responsible for the Firm's macro research and asset allocation strategy. Earlier, he worked at Salomon Smith Barney and the Department of U.S. Treasury. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association.

3. The table in the section of each Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Mr. Peters. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface.

PGIM Global Total Return Fund

Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income	Gregory Peters*	52/$87,853,987,192	23/$39,697,234,053 1/$629,646,180	138/$79,309,089,776 8/$6,008,868,702
       *Information is as of May 31, 2022.

PGIM Global Total Return (USD Hedged) Fund

Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income	Gregory Peters*	52/$92,083,358,092	23/$39,697,234,053 1/$629,646,180	138/$79,309,089,776 8/$6,008,868,702
     *Information is as of May 31, 2022.

PGIM International Bond Fund

Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income	Gregory Peters*	52/$92,138,517,314	23/$39,697,234,053 1/$629,646,180	138/$79,309,089,776 8/$6,008,868,702
     *Information is as of May 31, 2022.

PGIM Global Dynamic Bond Fund

Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income	Gregory Peters*	52/$92,121,357,985	23/$39,697,234,053 1/$629,646,180	138/$79,309,089,776 8/$6,008,868,702
     *Information is as of May 31, 2022.

4. The table in the section of each Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Mr. Peters:

PGIM Global Total Return Fund

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Gregory Peters**	$10,001-$50,000

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.
The dollar range for Gregory Peters’ investment in the Fund as of May 31, 2022 is as follows: $10,001-$50,000.
**Information is as of May 31, 2022.

PGIM Global Total Return (USD Hedged) Fund

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Gregory Peters**	$10,001-$50,000

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.
The dollar range for Gregory Peters’ investment in the Fund as of May 31, 2022 is as follows: None.
**Information is as of May 31, 2022.

PGIM International Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Gregory Peters**	None

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.
The dollar range for Gregory Peters’ investment in the Fund as of May 31, 2022 is as follows: None.
**Information is as of May 31, 2022.

PGIM Global Dynamic Bond Fund

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income	Gregory Peters**	None

*“Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.  “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) plan and/or deferred compensation plan.  “Other Financial Interests” include interests in the Fund and in investment accounts in similar strategies resulting from awards under an investment professional’s long-term compensation plan, where such awards track the performance of certain strategies and are subject to increase or decrease based on the annual performance of such strategies.
The dollar range for Gregory Peters’ investment in the Fund as of May 31, 2022 is as follows: None.
**Information is as of May 31, 2022.

LR1413